Loan Receivable (Details) $ in Millions	1 Months Ended
Sep. 15, 2022 USD ($)
Loan Receivable (Details) [Line Items]
Sale of equity interest percentage	100.00%
Bears interests percentage	5.00%
Maurity Term	2 years
Outstanding loan percentage	10.00%
IPO price percentage	120.00%
Capital Stone Holdings Limited [Member]
Loan Receivable (Details) [Line Items]
Sale of equity interest amount (in Dollars)	$ 6.8